Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 27	$ 23	$ 25
Interest cost	126	143	159
Expected return on assets	(166)	(161)	(163)
Amortization of:
Prior service cost (credit)	2		2
Actuarial loss (gain)	78	65	60
Net periodic benefit cost	67	70	83
settlement loss	1	1
Net periodic benefit cost	68	71	83
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	9	9	9
Interest cost	45	52	58
Expected return on assets	(7)	(6)	(6)
Amortization of:
Prior service cost (credit)	(12)	(14)	(26)
Actuarial loss (gain)	22	20	21
Net periodic benefit cost	57	61	56
Net periodic benefit cost	57	61	56
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	16	12	16
Interest cost	12	15	14
Amortization of:
Prior service cost (credit)	1	3	2
Actuarial loss (gain)	(5)	11	3
Net periodic benefit cost	24	41	35
settlement loss	1
Net periodic benefit cost	$ 25	$ 41	$ 35